Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 414,734,000,000	$ 336,773,000,000
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	652,000,000	606,000,000
Fair value	$ 9,000,000	$ 14,000,000
Weighted average maturity (in years)	2 years	3 years
Credit default swaps [Member] | AAA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount		$ 13,000,000
Weighted average maturity (in years)		1 year
Credit default swaps [Member] | AA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 25,000,000	$ 35,000,000
Fair value		$ 1,000,000
Weighted average maturity (in years)	2 years	2 years
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 447,000,000	$ 408,000,000
Fair value	$ 7,000,000	$ 10,000,000
Weighted average maturity (in years)	2 years	3 years
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 180,000,000	$ 150,000,000
Fair value	$ 2,000,000	$ 3,000,000
Weighted average maturity (in years)	2 years	2 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 652,000,000	$ 606,000,000
Fair value	$ 9,000,000	$ 14,000,000
Weighted average maturity (in years)	2 years	3 years